RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Charge to the Group income statement
Total charge to the income statement – continuing operations (note 9)	£ 688	£ 583	£ 525
Defined benefit pension schemes [member]
Charge to the Group income statement
Defined benefit plans	396	334	263
Other post-retirement benefit schemes [member]
Charge to the Group income statement
Defined benefit plans	4	7	8
Defined Benefit Schemes [member]
Charge to the Group income statement
Defined benefit plans	400	341	271
Defined contribution pension schemes [member]
Charge to the Group income statement
Defined contribution pension schemes	£ 288	£ 242	£ 254